Scheduled Maturities of Outstanding Debt, Excluding Deferred Financing Costs (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 15.3
2021	15.2
2022	390.8
2023	659.9
2024	608.1
Thereafter	433.4
Total outstanding debt	$ 2,122.7	$ 2,321.3